Other payables - Current other payables (Details) - GBP (£) £ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Payables [Abstract]
Accruals	£ 15,801	£ 5,259
Other payables	814	931
Other taxation and social security	2,830	2,213
Corporation tax	10	6
Other payables	£ 19,455	£ 8,409